ALLSTATE LIFE INSURANCE COMPANY
                          LAW AND REGULATION DEPARTMENT
                          3100 Sanders Road , Suite J5B
                         Northbrook, Illinois 60062-7154



ANNE M. WALTON                                Writer's Direct Dial 847 402-9671
Assistant Counsel                                       Facsimile: 847 402-3781

                                  June 19, 2003


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Allstate Financial Advisors Separate Account I ("Registrant") File Nos. 333-102292 and 811-09327
              CIK No. 0001085612

Commissioners:

On behalf of Registrant, we are transmitting herewith for filing, pursuant to Rule 497(e) under the Securities Act of 1933, an electronically formatted copy of a prospectus supplement dated June 20, 2003 to Registrant's prospectuses, dated May 1, 2003.

The purpose of the above-referenced supplements is to reflect a change in the financial strength rating assigned by Standard and Poor's to Allstate Life Insurance Company.

Please direct any questions or comments to me at the number above.

Very truly yours,


/s/ Anne M. Walton
Anne M. Walton